Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of sales of products by metal
	Year ended December 31,
	2019	2018

Gold	$1,010,080	$248,344
Silver	11,928	3,060
Less: Royalties and participation payments	(125,591)	(13,159)
Other charges	(7,106)	(8,776)
Total	$889,311	$229,469